DEBT OBLIGATIONS (Details 1) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Debt Instrument Maturity Date	Jan. 01, 2026
Senior Notes	$ 27,265	$ 8,178
Term Loans	6,158	1,163
Long Term Debentures	24	20
Less current maturities	(810)	(989)
Derivative Instruments	2	11
Less Debt Issuance Cost	(115)	(25)
Total Long Term Debt	$ 32,524	8,358
Term Loan JPY35 Billion Libor Plus	LIBOR +0.3%
Term Loan USD 2 Point 5 Billion Libor Plus	LIBOR +1.125%
Term Loan USD 2 Point 5 Billion2 Libor Plus	LIBOR +1.25%
Subsidiary Senior Notes Due 2020 One [Member]
Debt Instrument [Line Items]
The Effective average interest rate of the newly issued notes	0.38%
Debt Instrument Description Of Variable Rate Basis	Senior notes EUR 1,750 million (1)
Senior Notes	$ 1,834	0
Subsidiary Senior Notes Due 2024 [Member]
Debt Instrument [Line Items]
The Effective average interest rate of the newly issued notes	1.13%
Debt Instrument Description Of Variable Rate Basis	Senior notes EUR 1,500 million (1)
Senior Notes	$ 1,566	0
Subsidiary Senior Notes Due 2023 One [Member]
Debt Instrument [Line Items]
The Effective average interest rate of the newly issued notes	1.25%
Debt Instrument Description Of Variable Rate Basis	Senior notes EUR 1,300 million
Senior Notes	$ 1,357	1,409
Subsidiary Senior Notes Due 2019 One [Member]
Debt Instrument [Line Items]
The Effective average interest rate of the newly issued notes	2.88%
Debt Instrument Description Of Variable Rate Basis	Senior notes EUR 1,000 million
Senior Notes	$ 1,050	1,092
Subsidiary Senior Notes Due 2028 [Member]
Debt Instrument [Line Items]
The Effective average interest rate of the newly issued notes	1.63%
Debt Instrument Description Of Variable Rate Basis	Senior notes EUR 750 million (1)
Senior Notes	$ 780	0
Subsidiary Senior Notes Due 2027 [Member]
Debt Instrument [Line Items]
The Effective average interest rate of the newly issued notes	1.88%
Debt Instrument Description Of Variable Rate Basis	Senior notes EUR 700 million
Senior Notes	$ 733	762
Subsidiary Senior Notes Due 2026 One [Member]
Debt Instrument [Line Items]
The Effective average interest rate of the newly issued notes	3.15%
Debt Instrument Description Of Variable Rate Basis	Senior notes USD 3,500 million (2)
Senior Notes	$ 3,491	0
Subsidiary Senior Notes Due 2021 One [Member]
Debt Instrument [Line Items]
The Effective average interest rate of the newly issued notes	2.20%
Debt Instrument Description Of Variable Rate Basis	Senior notes USD 3,000 million (2)
Senior Notes	$ 2,995	0
Subsidiary Senior Notes Due 2023 Two [Member]
Debt Instrument [Line Items]
The Effective average interest rate of the newly issued notes	2.80%
Debt Instrument Description Of Variable Rate Basis	Senior notes USD 3,000 million (2), (3)
Senior Notes	$ 2,991	0
Subsidiary Senior Notes Due 2019 Two [Member]
Debt Instrument [Line Items]
The Effective average interest rate of the newly issued notes	1.70%
Debt Instrument Description Of Variable Rate Basis	Senior notes USD 2,000 million (2)
Senior Notes	$ 2,000	0
Subsidiary Senior Notes Due 2046 [Member]
Debt Instrument [Line Items]
The Effective average interest rate of the newly issued notes	4.10%
Debt Instrument Description Of Variable Rate Basis	Senior notes USD 2,000 million (2)
Senior Notes	$ 1,984	0
Subsidiary Senior Notes Due 2018 One [Member]
Debt Instrument [Line Items]
The Effective average interest rate of the newly issued notes	1.40%
Debt Instrument Description Of Variable Rate Basis	Senior notes USD 1,500 million (2)
Senior Notes	$ 1,498	0
Subsidiary Senior Notes Due 2016 One [Member]
Debt Instrument [Line Items]
The Effective average interest rate of the newly issued notes	2.40%
Debt Instrument Description Of Variable Rate Basis	Senior notes USD 950 million (4)
Senior Notes	$ 0	950
Subsidiary Senior Notes Due 2022 One [Member]
Debt Instrument [Line Items]
The Effective average interest rate of the newly issued notes	2.95%
Debt Instrument Description Of Variable Rate Basis	Senior notes USD 844 million (5)
Senior Notes	$ 868	843
Subsidiary Senior Notes Due 2036 One [Member]
Debt Instrument [Line Items]
The Effective average interest rate of the newly issued notes	6.15%
Debt Instrument Description Of Variable Rate Basis	Senior notes USD 789 million
Senior Notes	$ 781	780
Subsidiary Senior Notes Due 2020 Two [Member]
Debt Instrument [Line Items]
The Effective average interest rate of the newly issued notes	2.25%
Debt Instrument Description Of Variable Rate Basis	Senior notes USD 700 million
Senior Notes	$ 700	700
Subsidiary Senior Notes Due 2021 Two [Member]
Debt Instrument [Line Items]
The Effective average interest rate of the newly issued notes	3.65%
Debt Instrument Description Of Variable Rate Basis	Senior notes USD 613 million (5)
Senior Notes	$ 626	611
Subsidiary Senior Notes Due 2021 Tree [Member]
Debt Instrument [Line Items]
The Effective average interest rate of the newly issued notes	3.65%
Debt Instrument Description Of Variable Rate Basis	Senior notes USD 588 million
Senior Notes	$ 587	586
Subsidiary Senior Notes Due 2018 Two [Member]
Debt Instrument [Line Items]
The Effective average interest rate of the newly issued notes	1.50%
Debt Instrument Description Of Variable Rate Basis	Senior notes CHF 450 million
Senior Notes	$ 442	455
Subsidiary Senior Notes Due 2022 Two [Member]
Debt Instrument [Line Items]
The Effective average interest rate of the newly issued notes	0.50%
Debt Instrument Description Of Variable Rate Basis	Senior notes CHF 350 million (6)
Senior Notes	$ 344	0
SubsidiarySeniorNotesDue2025 [Member]
Debt Instrument [Line Items]
The Effective average interest rate of the newly issued notes	1.00%
Debt Instrument Description Of Variable Rate Basis	Senior notes CHF 350 million (6)
Senior Notes	$ 345	0
Subsidiary Senior Notes Due 2018 Four [Member]
Debt Instrument [Line Items]
The Effective average interest rate of the newly issued notes	0.13%
Debt Instrument Description Of Variable Rate Basis	Senior notes CHF 300 million (6)
Senior Notes	$ 295	0
Hedge Accounting Adjustments [Member]
Debt Instrument [Line Items]
Debt Instrument Description Of Variable Rate Basis	Fair value hedge accounting adjustments
Senior Notes	$ (2)	(10)
Long Credit Agreement 2018 [Member]
Debt Instrument [Line Items]
Debt Instrument Description Of Variable Rate Basis	Term loan USD 2.5 billion (7)
Term Loans	$ 2,500	0
Long Credit Agreement 2019 One [Member]
Debt Instrument [Line Items]
Debt Instrument Description Of Variable Rate Basis	Term loan USD 2.5 billion (7)
Term Loans	$ 2,500	0
Long Credit Agreement 2017 [Member]
Debt Instrument [Line Items]
Debt Instrument Description Of Variable Rate Basis	Term loan JPY 65 billion
Term Loans	$ 560	544
Long Credit Agreement 2019 [Member]
Debt Instrument [Line Items]
Term Loans	$ 299	290
Long Credit Agreement 2019 Two [Member]
Debt Instrument [Line Items]
Debt Instrument Description Of Variable Rate Basis	Term loan JPY 35 billion
Long Term Debentures 2018 [Member]
Debt Instrument [Line Items]
Debt Instrument Description Of Variable Rate Basis	Term loan JPY 35 billion
Term Loans	$ 299	290
Long Term Debentures 2016 [Member]
Debt Instrument [Line Items]
Debt Instrument Description Of Variable Rate Basis	Other loans JPY 5 billion
Term Loans	$ 0	39
Debentures 2018 [Member]
Debt Instrument [Line Items]
Debt Instrument Description Of Variable Rate Basis	Debentures USD 15 million
Long Term Debentures	$ 15	15
Other Debentures 2026 [Member]
Debt Instrument [Line Items]
Debt Instrument Description Of Variable Rate Basis	Other
Long Term Debentures	$ 9	$ 5